UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2014

Date of reporting period:  October 31, 2013

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Logan Capital Long/Short Fund

Semi-Annual Report
October 31, 2013

Table of Contents

Logan Capital Large Cap Growth Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Logan Capital Long/Short Fund
Sector Allocation of Portfolio Assets	7
Schedule of Investments	8
Schedule of Securities Sold Short	11
Financial Statements
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows
Logan Capital Long/Short Fund	18
Financial Highlights
Logan Capital Large Cap Growth Fund	19
Logan Capital Long/Short Fund	20
Notes to the Financial Statements	22
Expense Example	34
Notice to Shareholders	36

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2013 (Unaudited)

Logan Capital Large Cap Growth Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2013 (Unaudited)

Logan Capital Large Cap Growth Fund

COMMON STOCKS – 99.0%	Shares	Value

Consumer Discretionary – 26.4%
Amazon.com, Inc. (a)	1,662	$605,018
Home Depot, Inc.	3,560	277,288
Netflix, Inc. (a)	1,411	455,019
Polaris Industries, Inc.	2,610	341,780
Priceline.com, Inc. (a)	641	675,504
Ralph Lauren Corp.	2,412	399,523
Starbucks Corp.	6,610	535,741
Tiffany & Co.	2,579	204,179
Wynn Resorts Ltd.	1,411	234,579
		3,728,631

Consumer Staples – 4.2%
Estee Lauder Companies, Inc.	5,134	364,309
Monster Beverage Corp. (a)	4,058	232,239
		596,548

Energy – 2.7%
FMC Technologies, Inc. (a)	4,079	206,193
Halliburton Co.	3,286	174,257
		380,450

Financials – 1.6%
CBRE Group, Inc. (a)	9,627	223,635

Health Care – 11.5%
Agilent Technologies, Inc.	4,492	228,014
AmerisourceBergen Corp.	4,844	316,459
Celgene Corp. (a)	1,797	266,837
Mettler-Toledo International, Inc. (a)	962	238,056
Perrigo Co.	2,347	323,627
Waters Corp. (a)	2,547	257,043
		1,630,036

Industrials – 14.9%
Cummins, Inc.	3,022	383,854
Deere & Co.	3,382	276,783
Flowserve Corp.	6,912	480,177
Jacobs Engineering Group, Inc. (a)	4,169	253,559

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013 (Unaudited)

Logan Capital Large Cap Growth Fund

COMMON STOCKS – 99.0% (Continued)	Shares	Value

Industrials – 14.9% (Continued)
Precision Castparts Corp.	2,021	$512,222
Stericycle, Inc. (a)	1,708	198,470
		2,105,065

Information Technology – 33.6%
Accenture PLC (c)	3,433	252,326
Alliance Data Systems Corp. (a)	1,129	267,641
Amphenol Corp.	5,333	428,186
Apple, Inc.	1,064	555,781
Citrix Systems, Inc. (a)	5,140	291,849
Cognizant Technology Solutions (a)	3,315	288,173
F5 Networks, Inc. (a)	1,918	156,336
Google, Inc. (a)	347	357,611
Intuit, Inc.	2,822	201,519
Mastercard, Inc.	641	459,660
NCR Corp. (a)	7,345	268,460
NetApp, Inc.	6,545	254,011
Oracle Corp.	6,571	220,129
Qualcomm, Inc.	3,242	225,222
Teradata Corp. (a)	2,709	119,386
3D Systems Corp. (a)	4,014	249,831
Trimble Navigation Ltd. (a)	5,519	157,678
		4,753,799

Materials – 4.1%
Airgas, Inc.	2,053	223,921
Sherwin-Williams Co.	1,874	352,313
		576,234
TOTAL COMMON STOCKS (Cost $11,920,177)		13,994,398

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013 (Unaudited)

Logan Capital Large Cap Growth Fund

SHORT-TERM INVESTMENTS – 1.2%	Shares	Value

MONEY MARKET FUNDS – 1.2%
Fidelity Government Portfolio –
Class I, 0.01% (b)	169,525	$169,525
TOTAL SHORT-TERM INVESTMENTS
(Cost $169,525)		169,525
TOTAL INVESTMENTS (Cost $12,089,702) – 100.2%		14,163,923
Liabilities in Excess of Other Assets – (0.2)%		(31,879)
TOTAL NET ASSETS – 100.00%		$14,132,044

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2013.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 96.3%	Shares	Value

Consumer Discretionary – 22.3%
Bed Bath & Beyond, Inc. (a)(d)	794	$61,392
DIRECTV (a)(d)	1,254	78,362
HomeAway, Inc. (a)(d)	1,891	56,068
Home Depot, Inc. (d)	905	70,490
McDonald’s Corp. (d)	1,577	152,212
Nike, Inc. (d)	1,107	83,866
PetSmart, Inc. (d)	506	36,817
Priceline.com, Inc. (a)(d)	80	84,307
Ralph Lauren Corp. (d)	389	64,434
Scripps Networks Interactive, Inc. (d)	706	56,833
Starbucks Corp. (d)	807	65,407
Tractor Supply Co. (d)	1,213	86,548
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	515	66,358
		963,094

Consumer Staples – 3.6%
Philip Morris International, Inc. (d)	1,742	155,247

Energy – 8.7%
Chevron Corp. (d)	1,300	155,948
FMC Technologies, Inc. (a)(d)	1,107	55,959
Royal Dutch Shell PLC – ADR (c)(d)	2,332	162,121
		374,028

Financials – 5.5%
Affiliated Managers Group (a)(d)	433	85,492
CBRE Group, Inc. (a)(d)	3,350	77,821
T. Rowe Price Group, Inc. (d)	959	74,236
		237,549

Health Care – 7.5%
GlaxoSmithKline PLC – ADR (c)(d)	1,561	82,155
Johnson & Johnson (d)	932	86,312
Merck & Co., Inc. (d)	1,643	74,083
Pfizer, Inc. (d)	2,664	81,732
		324,282

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 96.3% (Continued)	Shares	Value

Industrials – 13.7%
Caterpillar, Inc. (d)	599	$49,933
CSX Corp. (d)	2,418	63,013
Cummins, Inc. (d)	607	77,101
Deere & Co. (d)	702	57,452
General Electric Co. (d)	6,514	170,276
Middleby Corp. (a)(d)	385	87,645
Precision Castparts Corp. (d)	343	86,933
		592,353

Information Technology – 22.5%
Apple, Inc. (d)	182	95,068
Avago Technologies Ltd. (d)	1,258	57,151
Citrix Systems, Inc. (a)(d)	526	29,866
Cognizant Technology Solutions (a)(d)	815	70,848
F5 Networks, Inc. (a)(d)	375	30,566
Fiserv, Inc. (a)(d)	750	78,548
Google, Inc. (a)(d)	61	62,866
Intel Corp. (d)	6,330	154,641
IPG Photonics Corp. (d)	1,081	71,638
Mastercard, Inc. (d)	121	86,769
NXP Semiconductors NV (a)(c)(d)	1,881	79,227
Oracle Corp. (d)	1,824	61,104
3D Systems Corp. (a)(d)	1,440	89,626
		967,918

Materials – 8.8%
Airgas, Inc. (d)	651	71,005
Ecolab, Inc. (d)	532	56,392
E.I. du Pont De Nemours & Co. (d)	2,919	178,643
Sherwin-Williams Co. (d)	393	73,883
		379,923

Telecommunication Services – 3.7%
AT&T, Inc. (d)	4,437	160,619
TOTAL COMMON STOCKS (Cost $3,471,224)		4,155,013

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

REITS – 3.1%	Shares	Value

American Tower Corp. (d)	961	$76,255
Public Storage (d)	339	56,603
TOTAL REITS (Cost $119,263)		132,858

SHORT-TERM INVESTMENTS – 25.4%

MONEY MARKET FUNDS – 25.4%
Fidelity Government Portfolio –
Class I, 0.01% (b)(d)	1,097,739	1,097,739
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,097,739)		1,097,739
TOTAL INVESTMENTS (Cost $4,688,226) – 124.8%		5,385,610
Liabilities in Excess of Other Assets – (24.8)%		(1,070,753)
TOTAL NET ASSETS – 100.00%		$4,314,857

Percentages are stated as a percent of net assets.

ADR – American  Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2013.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 28.1%	Shares	Value

Consumer Discretionary – 7.9%
Dillards, Inc.	1,000	$81,980
Genesco, Inc.	1,300	88,544
Pier 1 Imports, Inc.	4,000	83,520
Tempur Sealy International, Inc.	2,300	88,205
		342,249

Consumer Staples – 3.4%
Elizabeth Arden, Inc.	2,000	72,380
Medifast, Inc.	3,112	72,541
		144,921

Health Care – 4.9%
Abaxis, Inc.	1,500	53,595
Haemonetics Corp.	2,000	81,120
ResMed, Inc.	1,500	77,610
		212,325

Industrials – 3.5%
Beacon Roofing Supply, Inc.	2,000	69,420
Copart, Inc.	2,500	80,575
		149,995

Information Technology – 8.4%
Amphenol Corp.	1,074	86,231
Anixter International, Inc.	1,000	85,490
International Business Machines Corp.	200	35,842
National Instruments Corp.	2,865	83,228
Riverbed Technology, Inc.	5,000	74,100
		364,891

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,223,591)		$1,214,381

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2013 (Unaudited)

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund	Fund
Assets:
Investments, at value
(cost of $12,089,702 and $4,688,226, respectively)	$14,163,923	$5,385,610
Deposits at brokers	—	123,257
Receivables:
Securities sold	4,000	250,251
Fund shares sold	28,500	—
Dividends and interest	5,002	2,759
Advisor	5,007	10,099
Prepaid expenses	5,803	5,515
Total assets	14,212,235	5,777,491

Liabilities:
Securities sold short (proceeds $0 and $1,223,591, respectively)	—	1,214,381
Payables:
Due to custodian	4,000
Securities purchased	—	174,990
Fund shares redeemed	—	1,600
Dividends on short positions	—	60
Administration fee	27,572	22,229
Distribution fees	4,467	11,172
Service fees	2,187	656
Custody fees	3,583	5,481
Trustees’ fees and expenses	1,147	—
Transfer agent fees and expenses	11,739	6,842
Accrued expenses and other payables	25,496	25,223
Total liabilities	80,191	1,462,634
Net assets	$14,132,044	$4,314,857

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at October 31, 2013 (Unaudited)

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund	Fund
Net assets consist of:
Paid in capital	$12,143,859	$4,012,435
Accumulated net investment income (loss)	(41,551)	(51,392)
Accumulated net realized gain (loss) on investments	(44,485)	(352,780)
Net unrealized appreciation (depreciation) on:
Investments	2,074,221	697,384
Securities sold short	—	9,210
Net assets	$14,132,044	$4,314,857

Investor Class:
Net assets applicable to outstanding Investor Class shares	$3,763,696	$4,314,857
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	286,082	409,072
Net asset value and redemption price per share	$13.16	$10.55

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	10,368,348	N/A
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	784,839	N/A
Net asset value, offering price and
redemption price per share	$13.21	N/A

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2013 (Unaudited)

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund	Fund
Investment income:
Dividends (net of foreign taxes withheld of
$0 and $0, respectively)	$42,367	$45,316
Interest	16	50
Total investment income	42,383	45,366

Expenses:
Investment advisory fees (Note 5)	35,671	29,484
Administration fees (Note 5)	41,986	34,680
Distribution fees (Note 6)
Distribution fees – Investor Class	3,197	5,265
Service fees (Note 7)
Service fees – Investor Class	1,279	2,106
Service fees – Institutional Class	4,209	—
Transfer agent fees and expenses	17,392	9,993
Federal and state registration fees	2,176	1,947
Audit fees	8,926	8,498
Compliance expense	6,175	6,211
Legal fees	3,429	3,781
Reports to shareholders	1,564	564
Trustees’ fees and expenses	2,521	2,521
Custody fees	5,746	6,608
Other	2,489	3,191
Total expenses before reimbursement from advisor	136,760	114,849
Dividends expense on short positions	—	5,399
Broker interest expense on short positions	—	13,721
Total expenses before reimbursement from advisor	136,760	133,969
Expense reimbursement from advisor (Note 5)	(64,965)	(62,198)
Net expenses	71,795	71,771
Net investment loss	$(29,412)	$(26,405)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$5,504	$185,071
Securities sold short	—	(267,712)
Net change in unrealized gain (loss) on:
Investments	1,672,210	287,501
Securities sold short	—	35,172
Net realized and unrealized gain (loss) on investments	1,677,714	240,032
Net increase in net assets resulting from operations	$1,648,302	$213,627

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Logan Capital Large Cap Growth Fund

	Period Ended
	October 31, 2013	Period Ended
	(Unaudited)	April 30, 2013*
Operations:
Net investment loss	$(29,412)	$(12,396)
Net realized gain (loss) on investments	5,504	(49,865)
Net change in unrealized appreciation on investments	1,672,210	402,011
Net increase in net assets resulting from operations	1,648,302	339,750

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	1,751,697	1,636,026
Institutional class shares	3,750,000	5,065,000
Cost of shares redeemed
Investor class shares	(58,701)	(30)
Institutional class shares	—	—
Net increase in net assets from capital share transactions	5,442,996	6,700,996
Total increase in net assets	7,091,298	7,040,746

Net Assets:
Beginning of period	7,040,746	—
End of period	$14,132,044	$7,040,746
Accumulated net investment loss	$(41,551)	$(12,139)

Changes in Shares Outstanding:
Shares sold
Investor class shares	140,774	149,881
Institutional class shares	315,447	469,392
Shares redeemed
Investor class shares	(4,570)	(3)
Institutional class shares	—	—
Net increase in shares outstanding	451,651	619,270

*	The Logan Capital Large Cap Growth Fund commenced operations on June 28, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Logan Capital Long/Short Fund

	Period Ended
	October 31, 2013	Period Ended
	(Unaudited)	April 30, 2013*
Operations:
Net investment loss	$(26,405)	$(26,503)
Net realized loss on investments	(82,641)	(244,736)
Net change in unrealized appreciation on investments	322,673	383,921
Net increase in net assets resulting from operations	213,627	112,682

Distributions to Shareholders From:
Net investment income
Investor class shares	—	(11,526)
Institutional class shares	—	—
Net realized gains
Investor class shares	—	(12,459)
Institutional class shares	—	—
Total distributions	—	(23,985)

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	754,628	5,162,486
Institutional class shares	—	—
Proceeds from shares issued to holders in reinvestment of dividends
Investor class shares	—	23,985
Institutional class shares	—	—
Cost of shares redeemed
Investor class shares	(1,925,261)	(3,305)
Institutional class shares	—	—
Redemption fees retained
Investor class shares	(8)	8
Institutional class shares	—	—
Net increase (decrease) in net assets
from capital share transactions	(1,170,641)	5,183,174

Total increase in net assets	(957,014)	5,271,871

Net Assets:
Beginning of period	5,271,871	—
End of period	$4,314,857	$5,271,871
Accumulated net investment loss	$(51,392)	$(24,987)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Logan Capital Long/Short Fund

	Period Ended
	October 31, 2013	Period Ended
	(Unaudited)	April 30, 2013*

Changes in Shares Outstanding:
Shares sold
Investor class shares	75,522	522,223
Institutional class shares	—	—
Proceeds from shares issued to holders in reinvestment of dividends
Investor class shares	—	2,475
Institutional class shares	—	—
Shares redeemed
Investor class shares	(190,821)	(327)
Institutional class shares	—	—
Net increase (decrease) in shares outstanding	(115,299)	524,371

*	The Logan Capital Long/Short Fund commenced operations on September 28, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended October 31, 2013 (Unaudited)

Logan Capital Long/Short Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net increase in net assets from operations	$213,627
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(3,510,312)
Proceeds for dispositions of investment securities	5,065,729
Purchase of short term investments, net	24,038
Decrease in deposits at broker	635,693
Decrease in dividends and interest receivable	767
Decrease in receivable for securities sold	94,474
Decrease in due from Advisor	14,125
Decrease in prepaid expenses and other assets	40
Decrease in proceeds on securities sold short	(29,644)
Decrease in payable for securities purchased	(886,590)
Increase in payable for dividends on short positions	60
Increase in accrued administration fees	12,294
Increase in distribution and service fees	4,255
Increase in custody fees	3,357
Increase in transfer agent expenses	3,670
Decrease in other accrued expenses	(2,369)
Unrealized depreciation on securities	(287,501)
Net realized gain on investments	(185,071)
Net cash used in operating activities	1,170,642

Cash flows from financing activities:
Proceeds from shares sold	754,627
Payment on shares redeemed	(1,925,269)
Distributions paid in cash	—
Net cash provided by financing activities	(1,170,642)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$13,721

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Logan Capital Large Cap Growth Fund

For a capital share outstanding throughout the period

Investor Class

	For the Six
	Months Ended		June 28, 2012
	October 31, 2013		through
	(Unaudited)		April 30, 2013*
Net Asset Value – Beginning of Period	$11.34		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	1.84		1.36
Total from investment operations	1.82		1.34
Net Asset Value – End of Period	$13.16		$11.34

Total Return	16.05	%+	13.40	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$3,764		$1,700
Ratio of operating expenses to average net assets:
Before Reimbursements	2.67	%^	9.91	%^
After Reimbursements	1.50	%^	1.50	%^
Ratio of net investment income (loss) to
average net assets:
Before Reimbursements	(1.90	%)^	(9.10	%)^
After Reimbursements	(0.73	%)^	(0.69	)%^
Portfolio turnover rate	5	%+	14	%+

*	Commencement of operations for Investor Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Logan Capital Large Cap Growth Fund

For a capital share outstanding throughout the period

Institutional Class

	For the Six
	Months Ended		June 28, 2012
	October 31, 2013		through
	(Unaudited)		April 30, 2013*
Net Asset Value – Beginning of Period	$11.38		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	1.85		1.40
Total from investment operations	1.83		1.38
Net Asset Value – End of Period	$13.21		$11.38

Total Return	16.08	%+	13.80	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$10,368		$5,340
Ratio of operating expenses to average net assets:
Before Reimbursements	2.44	%^	7.44	%^
After Reimbursements	1.25	%^	1.25	%^
Ratio of net investment income (loss) to
average net assets:
Before Reimbursements	(1.67	)%^	(6.73	)%^
After Reimbursements	(0.48	)%^	(0.54	)%^
Portfolio turnover rate	5	%+	14	%+

*	Commencement of operations for Institutional Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Logan Capital Long/Short Fund

For a capital share outstanding throughout the period

Investor Class

	For the Six
	Months Ended		September 28, 2012
	October 31, 2013		through
	(Unaudited)		April 30, 2013*
Net Asset Value – Beginning of Period	$10.05		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.08)		(0.04)
Net realized and unrealized gain (loss) on investments	0.58		0.16
Total from investment operations	0.50		0.12

Less Distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		(0.04)
Total distributions	—		(0.07)
Net Asset Value – End of Period	$10.55		$10.05

Total Return	4.98	%+	1.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,315		$5,272
Ratio of operating expenses to average net assets:
Before Reimbursements	6.36	%^	6.71	%^
After Reimbursements	3.41	%^	3.29	%^
Ratio of interest expense and dividends on short positions
to average net assets:	0.91	%^	0.79	%^
Ratio of operating expenses excluding interest expense and
dividend payments on short positions to average net assets:
Before Reimbursements	5.45	%^	5.92	%^
After Reimbursements	2.50	%^	2.50	%^
Ratio of net investment income (loss) to
average net assets:
Before Reimbursements	(4.21	)%^	(4.54	)%^
After Reimbursements	(1.26	)%^	(1.12	)%^
Portfolio turnover rate	82	%+	108	%+

*	Commencement of operations for Investor Class shares was September 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Large Cap Growth” Fund) and the Logan Capital Long/Short Fund (the “Long/Short” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Large Cap Growth Fund is long-term capital appreciation.  The Large Cap Growth Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The investment objective of the Long/Short Fund is to achieve long-term capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund commenced operations on September 28, 2012 and currently offers only Investor Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.Security Valuation:  All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Large Cap Growth Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less and the Long/Short Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii)

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended April 30, 2013, the Funds made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$257	$(124)	$(133)
Long/Short Fund	13,042	(12,944)	(98)

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

K.
New Accounting Pronouncement:  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund’s securities as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,728,631	$—	$—	$3,728,631
Consumer Staples	596,548	—	—	596,548
Energy	380,450	—	—	380,450
Financials	223,635	—	—	223,635
Health Care	1,630,036	—	—	1,630,036
Industrials	2,105,065	—	—	2,105,065
Information Technology	4,753,799	—	—	4,753,799
Materials	576,234	—	—	576,234
Total Common Stock	13,994,398	—	—	13,994,398
Short-Term Investments	169,525	—	—	169,525
Total Investments in Securities	$14,163,923	$—	$—	$14,163,923

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Long/Short Fund’s securities as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$963,094	$—	$—	$963,094
Consumer Staples	155,247	—	—	155,247
Energy	374,028	—	—	374,028
Financials	237,549	—	—	237,549
Health Care	324,282	—	—	324,282
Industrials	592,353	—	—	592,353
Information Technology	967,918	—	—	967,918
Materials	379,923	—	—	379,923
Telecommunication Services	160,619	—	—	160,619
Total Common Stock	4,155,013	—	—	4,155,013
REITs	132,858	—	—	132,858
Short-Term Investments	1,097,739	—	—	1,097,739
Total Investments in Securities	$5,385,610	$—	$—	$5,385,610
Total Securities Sold Short	$1,214,380	$—	$—	$1,214,380

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2013, the Funds recognized no transfers between levels.  There were no level 3 securities held in the Funds on October 31, 2013.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the period ended October 31, 2013, the Funds did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2013, Logan Capital Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% and 1.40% for the Large Cap Growth Fund and Long/Short Fund, respectively, based upon the average daily net assets of the Funds.  For the period ended October 31, 2013, the Large

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

Cap Growth Fund and the Long/Short Fund incurred $35,671 and $29,484 in advisory fees, respectively.  Advisory fees payable at October 31, 2013 for the Large Cap Growth Fund and the Long/Short Fund were $0 and $0, respectively.  The Advisor has hired Waterloo International Advisors, LLC as a sub-advisor to manage the short portion of the Long/Short Fund.  The Advisor pays the Sub-Advisor fee for the Long/Short Fund from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Large Cap Growth Fund

Investor Class	1.50%
Institutional Class	1.25%

Logan Capital Long/Short Fund

Investor Class	2.50%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended October 31, 2013, the Advisor reduced its fees and absorbed Fund expenses in the amount of $64,965 and $62,198 for the Large Cap Growth and the Long/Short Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	Total
Large Cap Growth Fund	$144,336	$64,965	$209,301
Long/Short Fund	$80,718	$62,198	$142,916

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

custodian.  For the period ended October 31, 2013, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$41,986
Custody	$5,746
Transfer agency(a)	$15,123
Chief Compliance Officer	$6,175
(a)	Does not include out-of-pocket expenses.

Logan Capital Long/Short Fund

Administration & fund accounting	$34,680
Custody	$6,608
Transfer agency(a)	$7,785
Chief Compliance Officer	$6,211
(a)	Does not include out-of-pocket expenses.

At October 31, 2013, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$27,572
Custody	$3,583
Transfer agency(a)	$10,135
Chief Compliance Officer	$4,024
(a)	Does not include out-of-pocket expenses.

Logan Capital Long/Short Fund

Administration & fund accounting	$22,229
Custody	$5,481
Transfer agency(a)	$4,986
Chief Compliance Officer	$4,058
(a)	Does not include out-of-pocket expenses.

     Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

to 0.25% of the average daily net assets of the Funds’ Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2013, the Large Cap Growth and Long/Short Funds incurred distribution expenses on their Investor Class shares of $3,197 and $5,265, respectively.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Large Cap Growth Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class and Institutional Class shares and the Long/Short Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended October 31, 2013, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

Logan Capital Large Cap Growth Fund

Investor Class	$1,279
Institutional Class	$4,209

Logan Capital Long/Short Fund

Investor Class	$2,106

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended October 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

	Purchases	Sales
Large Cap Growth Fund	$6,054,820	$574,254
Long/Short Fund	$3,510,312	$5,065,729

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap
	Growth Fund	Long/Short Fund
Cost of investments(a)	$6,578,804	$6,085,678
Gross unrealized appreciation	605,111	519,785
Gross unrealized depreciation	(209,466)	(112,970)
Net unrealized appreciation	395,645	406,815
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(55,762)	(318,020)
Total accumulated earnings/(losses)	$339,883	$88,795

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At April 30, 2013, the Large Cap Growth Fund had no tax basis capital losses to offset future capital gains.  At April 30, 2013, the Long/Short Fund had no tax basis capital losses to offset future capital gains.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2013 was as follows:

Period Ended April 30, 2013
Large Cap Growth Fund
Ordinary income	$—
Long-term capital gains	—
Long/Short Fund
Ordinary income	$23,985
Long-term capital gains	—

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2013 (Unaudited)

At April 30, 2013, the following funds deferred, on a tax basis, post-October losses of:

	Late Year Ordinary	Capital Loss
	Loss Deferral	Carryover Deferral
Large Cap Growth Fund	$(12,139)	$(43,623)
Long/Short Fund	(24,987)	(167,894)

NOTE 10 – SIGNIFICANT OWNERSHIP CONCENTRATION

At October 31, 2013, the Long/Short Fund invested 25.4% of its total net assets in the Fidelity Government Portfolio – Class I.  The Fidelity Government Portfolio – Class I seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the Fund.  The Fidelity Government Portfolio – Class I will normally invest at least 80% of the Fund’s assets in U.S. government securities and repurchase agreements for those securities.

EXPENSE EXAMPLE
October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
October 31, 2013 (Unaudited)

Logan Capital Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/13	10/31/2013	5/1/13 – 10/31/2013
Actual
Investor Class	$1,000.00	$1,160.50	$8.17
Institutional Class	$1,000.00	$1,160.80	$6.81

Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.64	$7.63
Institutional Class	$1,000.00	$1,018.90	$6.36

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.50% and  1.25%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Logan Capital Long/Short Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/13	10/31/2013	5/1/13 – 10/31/2013
Actual
Investor Class	$1,000.00	$1,049.80	$17.62

Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,008.02	$17.26

(1)	Expenses are equal to the Investor Class fund shares’ annualized expense ratio of 3.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
at October 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-215-1200.

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-215-1200 or by visiting the Fund’s website at www.logancapital.com.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 3, 2014

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     January 3, 2014

* Print the name and title of each signing officer under his or her signature.